Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes
10.	Income Taxes

Due to the net losses incurred by the Company, no income tax expense was recorded for the years ended December 31, 2022 and 2021.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows:

	2022	2021
Deferred tax assets, net:
Net operating loss carryforwards and tax credits	$5,255,000	$3,650,000
Stock-based compensation	199,000
Valuation allowance	(5,454,000)	(3,650,000)
Net deferred assets	$—	$—

Given the significant uncertainty of future utilization of taxable benefits from the Company’s net operating losses, a full valuation allowance has been recorded, resulting in a net increase in the valuation allowance of $2,115,000 during the year ended December 31, 2022.

The following is a reconciliation of the tax provisions for the years ended December 31, 2022 and 2021 with the statutory Federal income tax rates:

	Percentage of Pre-Tax Income
	2022	2021
Statutory Federal income tax rate	21.0%	21.0%
Loss generating no tax benefit	(21.0)	(21.0)
Effective tax rate	—	—

The Company did not have any material unrecognized tax benefits as of December 31, 2022 and 2021 and does not expect its unrecognized tax benefits to significantly increase or decrease within the next twelve months. The Company incurred no interest or penalties relating to unrecognized tax benefits during the years ended December 31, 2022 and 2021.

The Company is subject to U.S. federal income tax, as well as taxes by various state jurisdictions. The Company is currently open to audit under the statute of limitations by the federal and state jurisdictions for the years ending December 31, 2018 through 2021.

At December 31, 2022, the Company had net operating loss carryforwards for Federal income tax purposes of approximately $25,000,000 being carried forward indefinitely, pursuant to the Tax Cuts and Jobs Act. Utilization of the net operating losses may be subject to annual limitations provided by Section 382 of the Code and similar State provisions.

During the years ended December 31, 2022 and 2021, the Company recognized research and development payroll tax credits of approximately $147,000 and $27,000, respectively. Such amounts were recorded as a reduction of research and development expenses on the accompanying statements of operations.